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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
March 31, 2011 (Unaudited)	Columbia Variable Portfolio – High Income Fund (formerly known as Columbia High Yield Fund, Variable Series)

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 95.4%
BASIC MATERIALS — 8.5%
Chemicals — 5.0%
Agricultural Chemicals — 0.9%
CF Industries, Inc.
	6.875% 05/01/18	320,000	358,400
	7.125% 05/01/20	1,190,000	1,347,675
			1,706,075
Chemicals-Diversified — 2.4%
Chemtura Corp.
	7.875% 09/01/18 (a)	217,000	229,478
Koppers, Inc.
	7.875% 12/01/19	565,000	613,025
Lyondell Chemical Co.
	8.000% 11/01/17 (a)	1,277,000	1,411,085
NOVA Chemicals Corp.
	3.568% 11/15/13 (05/15/11) (b)(c)	525,000	523,687
	6.500% 01/15/12	1,355,000	1,397,344
	8.375% 11/01/16	475,000	521,312
			4,695,931
Chemicals-Plastics — 0.9%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
	8.875% 02/01/18	1,720,000	1,818,900
			1,818,900
Chemicals-Specialty — 0.8%
Nalco Co.
	6.625% 01/15/19 (a)	940,000	967,025
Rain CII Carbon LLC & CII Carbon Corp.
	8.000% 12/01/18 (a)	570,000	608,475
			1,575,500
Chemicals Total			9,796,406
Forest Products & Paper — 0.7%
Paper & Related Products — 0.7%
Cascades, Inc.
	7.750% 12/15/17	555,000	586,219
	7.875% 01/15/20	500,000	527,500
Verso Paper Holdings LLC/Verso Paper, Inc.
	8.750% 02/01/19 (a)	316,000	328,640
			1,442,359
Forest Products & Paper Total			1,442,359

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Iron/Steel — 0.7%
Steel-Producers — 0.7%
JMC Steel Group
8.250% 03/15/18 (a)	240,000	245,400
United States Steel Corp.
7.000% 02/01/18	934,000	970,193
7.375% 04/01/20	208,000	217,880
		1,433,473
Iron/Steel Total		1,433,473
Metals & Mining — 2.1%
Diversified Minerals — 1.0%
FMG Resources August 2006
6.375% 02/01/16 (a)	460,000	463,450
6.875% 02/01/18 (a)	253,000	263,752
7.000% 11/01/15 (a)	1,188,000	1,225,467
		1,952,669
Metal-Aluminum — 0.7%
Novelis, Inc.
8.375% 12/15/17 (a)	670,000	725,275
8.750% 12/15/20 (a)	670,000	737,000
		1,462,275
Metal-Diversified — 0.4%
Allegheny Technologies, Inc.
8.375% 12/15/11	690,000	716,933
		716,933
Metals & Mining Total		4,131,877
BASIC MATERIALS TOTAL		16,804,115
COMMUNICATIONS — 23.6%
Advertising — 0.2%
Advertising Agencies — 0.2%
Interpublic Group of Companies, Inc.
6.250% 11/15/14	278,000	303,715
10.000% 07/15/17	92,000	109,480
		413,195
Advertising Total		413,195
Media — 10.6%
Broadcast Services/Programs — 0.8%
Clear Channel Worldwide Holdings, Inc.
9.250% 12/15/17	1,455,000	1,595,044
		1,595,044

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Cable TV — 5.2%
Bresnan Broadband Holdings LLC
	8.000% 12/15/18 (a)	25,000	26,500
CCO Holdings LLC/CCO Holdings Capital Corp.
	7.000% 01/15/19	480,000	492,000
	8.125% 04/30/20	1,681,000	1,828,087
Cequel Communications Holdings I LLC & Cequel Capital Corp.
	8.625% 11/15/17 (a)	1,105,000	1,151,962
CSC Holdings LLC
	8.500% 04/15/14	300,000	336,375
	8.625% 02/15/19	1,115,000	1,276,675
DISH DBS Corp.
	7.875% 09/01/19	1,740,000	1,883,550
Insight Communications Co., Inc.
	9.375% 07/15/18 (a)	976,000	1,083,360
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co.
	7.500% 03/15/19 (a)	340,000	348,365
Videotron Ltee
	6.375% 12/15/15	1,475,000	1,519,250
	6.875% 01/15/14	350,000	354,813
			10,300,937
Multimedia — 0.3%
Lamar Media Corp.
	9.750% 04/01/14	495,000	571,725
			571,725
Publishing-Periodicals — 0.0%
Ziff Davis Media, Inc.
	PIK,
	11.500% 07/15/11 (d)	66,505	1,736
			1,736
Radio — 1.5%
Salem Communications Corp.
	9.625% 12/15/16	1,375,000	1,485,000
XM Satellite Radio, Inc.
	7.625% 11/01/18 (a)	1,420,000	1,498,100
			2,983,100
Television — 2.8%
Belo Corp.
	8.000% 11/15/16	1,080,000	1,177,200

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Entravision Communications Corp.
	8.750% 08/01/17	1,385,000	1,475,025
Sinclair Television Group, Inc.
	9.250% 11/01/17 (a)	1,770,000	1,973,550
Univision Communications, Inc.
	7.875% 11/01/20 (a)	930,000	985,800
			5,611,575
Media Total			21,064,117
Telecommunication Services — 12.8%
Cellular Telecommunications — 4.5%
Clearwire Communications LLC/Clearwire Finance, Inc.
	12.000% 12/01/15 (a)	605,000	652,675
Cricket Communications, Inc.
	7.750% 05/15/16	500,000	531,250
MetroPCS Wireless, Inc.
	6.625% 11/15/20	1,155,000	1,153,556
	7.875% 09/01/18	375,000	401,250
NII Capital Corp.
	7.625% 04/01/21	535,000	547,038
	10.000% 08/15/16	350,000	399,000
Sprint Capital Corp.
	6.875% 11/15/28	565,000	521,213
	6.900% 05/01/19	1,179,000	1,217,317
Sprint Nextel Corp.
	8.375% 08/15/17	1,355,000	1,509,131
Wind Acquisition Finance SA
	7.250% 02/15/18 (a)	1,812,000	1,902,600
			8,835,030
Media — 1.8%
Nielsen Finance LLC/Nielsen Finance Co.
	7.750% 10/15/18 (a)	1,569,000	1,682,753
Quebecor Media, Inc.
	7.750% 03/15/16	1,635,000	1,696,312
	9.750% 01/15/49 (d)	1,855,000	96,460
			3,475,525
Satellite Telecommunications — 1.8%
Inmarsat Finance PLC
	7.375% 12/01/17 (a)	485,000	514,100
Intelsat Jackson Holdings SA
	7.250% 04/01/19 (a)	955,000	956,194
	7.500% 04/01/21 (a)	955,000	957,388

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Intelsat Subsidiary Holding Co., Ltd.
	8.875% 01/15/15 (a)	1,099,000	1,134,717
			3,562,399
Telecommunication Equipment — 0.4%
Avaya, Inc.
	7.000% 04/01/19 (a)	440,000	429,000
CommScope, Inc.
	8.250% 01/15/19 (a)	415,000	433,675
			862,675
Telecommunication Services — 2.1%
American Tower Corp.
	7.250% 05/15/19	335,000	376,556
CC Holdings GS V LLC/Crown Castle GS III Corp.
	7.750% 05/01/17 (a)	1,405,000	1,531,450
PAETEC Holding Corp.
	8.875% 06/30/17	1,075,000	1,158,313
tw telecom holdings, Inc.
	8.000% 03/01/18	360,000	388,350
West Corp.
	7.875% 01/15/19 (a)	655,000	668,100
			4,122,769
Telephone-Integrated — 2.0%
Cincinnati Bell, Inc.
	8.250% 10/15/17	955,000	962,162
Frontier Communications Corp.
	8.500% 04/15/20	445,000	482,269
Integra Telecom Holdings, Inc.
	10.750% 04/15/16 (a)	390,000	423,150
Level 3 Financing, Inc.
	9.250% 11/01/14	675,000	690,187
	9.375% 04/01/19 (a)	115,000	111,263
Qwest Corp.
	8.875% 03/15/12	391,000	418,370
Windstream Corp.
	7.750% 10/15/20	955,000	981,262
			4,068,663

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Wireless Equipment — 0.2%
SBA Telecommunications, Inc.
	8.250% 08/15/19	355,000	392,275
			392,275
Telecommunication Services Total			25,319,336
COMMUNICATIONS TOTAL			46,796,648
CONSUMER CYCLICAL — 10.3%
Airlines — 0.0%
Northwest Airlines, Inc.
	7.625% 11/15/23 (e)	500,000	620
	7.875% 03/15/13 (e)	944,300	5,760
	8.700% 03/15/49 (e)	35,000	214
	8.875% 06/01/49 (e)	405,100	2,471
	10.000% 02/01/49 (e)	2,035,600	12,417
Airlines Total			21,482
Auto Manufacturers — 0.5%
Auto-Medium & Heavy Duty Trucks — 0.5%
Oshkosh Corp.
	8.250% 03/01/17	244,000	268,400
	8.500% 03/01/20	601,000	673,871
			942,271
Auto Manufacturers Total			942,271
Auto Parts & Equipment — 2.4%
Auto/Truck Parts & Equipment-Original — 2.4%
Collins & Aikman Products Co.
	12.875% 08/15/12 (a)(d)(f)	620,000	62
Cooper-Standard Automotive, Inc.
	8.500% 05/01/18	390,000	417,300
Dana Holding Corp.
	6.500% 02/15/19	145,000	143,912
	6.750% 02/15/21	1,158,000	1,155,105
Lear Corp.
	8.125% 03/15/20	1,355,000	1,490,500
	8.750% 12/01/16 (d)	595,000	893
Tenneco, Inc.
	7.750% 08/15/18	375,000	400,312
TRW Automotive, Inc.
	7.000% 03/15/14 (a)	765,000	833,850

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Visteon Corp.
	6.750% 04/15/19 (a)	349,000	349,000
			4,790,934
Auto Parts & Equipment Total			4,790,934
Entertainment — 2.5%
Casino Hotels — 0.7%
Boyd Gaming Corp.
	9.125% 12/01/18 (a)	1,298,000	1,333,695
			1,333,695
Casino Services — 0.1%
Tunica-Biloxi Gaming Authority
	9.000% 11/15/15 (a)	248,000	245,520
			245,520
Gambling (Non-Hotel) — 0.6%
Isle of Capri Casinos
	7.750% 03/15/19 (a)	118,000	117,410
Penn National Gaming, Inc.
	6.750% 03/01/15	810,000	823,162
Pinnacle Entertainment, Inc.
	8.750% 05/15/20	208,000	216,320
San Pasqual Casino
	8.000% 09/15/13 (a)	40,000	40,000
			1,196,892
Motion Pictures & Services — 0.0%
United Artists Theatre Circuit, Inc.
	9.300% 07/01/15 (d)	32,669	32,711
			32,711
Racetracks — 0.5%
Speedway Motorsports, Inc.
	6.750% 02/01/19 (a)	479,000	482,593
	8.750% 06/01/16	420,000	459,900
			942,493
Theaters — 0.6%
AMC Entertainment, Inc.
	8.750% 06/01/19	750,000	813,750
Regal Cinemas Corp.
	8.625% 07/15/19	270,000	289,913
			1,103,663
Entertainment Total			4,854,974

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Home Furnishings — 0.2%
Norcraft Companies LP/Norcraft Finance Corp.
	10.500% 12/15/15	329,000	352,030
Sealy Mattress Co.
	10.875% 04/15/16 (a)	86,000	97,718
Home Furnishings Total			449,748
Housewares — 0.4%
Libbey Glass, Inc.
	10.000% 02/15/15	652,000	710,680
Housewares Total			710,680
Lodging — 2.8%
Casino Hotels — 2.3%
MGM Resorts International
	9.000% 03/15/20	2,150,000	2,365,000
Seminole Indian Tribe of Florida
	6.535% 10/01/20 (a)	1,260,000	1,238,177
	7.750% 10/01/17 (a)	500,000	528,750
Seneca Gaming Corp.
	8.250% 12/01/18 (a)	455,000	468,650
			4,600,577
Hotels & Motels — 0.5%
Host Hotels & Resorts LP
	7.125% 11/01/13	128,000	129,920
ITT Corp.
	7.375% 11/15/15	420,000	470,400
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	210,000	228,112
Wyndham Worldwide Corp.
	7.375% 03/01/20	170,000	187,425
			1,015,857
Lodging Total			5,616,434
Office Furnishings — 0.4%
Office Furnishings-Original — 0.4%
Interface, Inc.
	7.625% 12/01/18 (a)	660,000	696,300
			696,300
Office Furnishings Total			696,300

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — 1.1%
Retail-Apparel/Shoe — 0.2%
Limited Brands, Inc.
6.625% 04/01/21	370,000	378,325
		378,325
Retail-Automobiles — 0.2%
Asbury Automotive Group, Inc.
3.000% 09/15/12	480,000	473,400
		473,400
Retail-Drug Stores — 0.1%
Rite Aid Corp.
8.000% 08/15/20	220,000	232,925
		232,925
Retail-Mail Order — 0.5%
QVC, Inc.
7.375% 10/15/20 (a)	920,000	957,950
		957,950
Retail-Toy Store — 0.1%
Toys R Us, Inc.
7.375% 10/15/18	232,000	232,580
		232,580
Retail Total		2,275,180
CONSUMER CYCLICAL TOTAL		20,358,003
CONSUMER NON-CYCLICAL — 11.5%
Beverages — 0.8%
Beverages-Non-Alcoholic — 0.8%
Cott Beverages, Inc.
8.125% 09/01/18	545,000	581,788
8.375% 11/15/17	925,000	987,437
		1,569,225
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc.
7.250% 05/15/17	47,000	50,995
		50,995
Beverages Total		1,620,220
Biotechnology — 0.1%
Medical-Biomedical/Gene — 0.1%
STHI Holding Corp.
8.000% 03/15/18 (a)	198,000	204,930
		204,930
Biotechnology Total		204,930

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — 3.5%
Commercial Services — 0.3%
Brickman Group Holdings, Inc.
	9.125% 11/01/18 (a)	100,000	107,250
KAR Holdings, Inc.
	4.304% 05/01/14 (05/01/11) (b)(c)	475,000	467,875
	8.750% 05/01/14	65,000	67,112
			642,237
Commercial Services-Finance — 0.5%
Interactive Data Corp.
	10.250% 08/01/18 (a)	880,000	987,800
			987,800
Rental Auto/Equipment — 2.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
	8.250% 01/15/19	780,000	817,050
Hertz Corp.
	6.750% 04/15/19 (a)	395,000	391,544
	7.375% 01/15/21 (a)	418,000	427,405
	7.500% 10/15/18 (a)	890,000	921,150
RSC Equipment Rental, Inc./RSC Holdings III LLC
	8.250% 02/01/21 (a)	290,000	301,600
United Rentals North America, Inc.
	9.250% 12/15/19	1,965,000	2,190,975
			5,049,724
Security Services — 0.1%
Garda World Security Corp.
	9.750% 03/15/17 (a)	146,000	157,315
			157,315
Commercial Services Total			6,837,076
Food — 0.2%
Food-Dairy Products — 0.2%
Dean Foods Co.
	7.000% 06/01/16	16,000	15,260
	9.750% 12/15/18 (a)	325,000	333,531
			348,791
Food Total			348,791

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Device and Pharmaceutical Manufacturers — 0.5%
inVentiv Health, Inc.
10.000% 08/15/18 (a)	711,000	739,440
		739,440
Health Care Equipment & Services Total		739,440
Healthcare Products — 0.1%
Medical Products — 0.1%
Hanger Orthopedic Group, Inc.
7.125% 11/15/18	278,000	283,560
		283,560
Healthcare Products Total		283,560
Healthcare Services — 3.1%
Dialysis Centers — 0.4%
Fresenius Medical Care US Finance, Inc.
5.750% 02/15/21 (a)	730,000	706,275
		706,275
Medical Labs & Testing Services — 0.1%
American Renal Holdings Co., Inc.
8.375% 05/15/18	130,000	137,150
		137,150
Medical-Hospitals — 2.4%
Capella Healthcare, Inc.
9.250% 07/01/17 (a)	380,000	408,500
HCA, Inc.
6.750% 07/15/13	115,000	120,894
7.250% 09/15/20	2,675,000	2,862,250
Tenet Healthcare Corp.
8.875% 07/01/19	780,000	889,200
Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc.
7.750% 02/01/19 (a)	388,000	392,850
8.000% 02/01/18	120,000	122,850
		4,796,544
Physical Therapy/Rehab Centers — 0.2%
Healthsouth Corp.
7.750% 09/15/22	56,000	58,240
8.125% 02/15/20	390,000	421,200
		479,440
Healthcare Services Total		6,119,409
Household Products/Wares — 1.6%
Consumer Products-Miscellaneous — 1.6%
Central Garden & Pet Co.
8.250% 03/01/18	965,000	1,008,425

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Jarden Corp.
	7.500% 05/01/17	645,000	686,925
Scotts Miracle-Gro Co.
	6.625% 12/15/20 (a)	115,000	118,019
Spectrum Brands Holdings, Inc.
	9.500% 06/15/18 (a)	1,220,000	1,342,000
			3,155,369
Household Products/Wares Total			3,155,369
Pharmaceuticals — 1.7%
Medical-Drugs — 1.0%
ConvaTec Healthcare E SA
	10.500% 12/15/18 (a)	882,000	926,100
Giant Funding Corp.
	8.250% 02/01/18 (a)	618,000	633,450
Valeant Pharmaceuticals International
	6.750% 10/01/17 (a)	285,000	280,725
	7.000% 10/01/20 (a)	166,000	161,020
			2,001,295
Medical-Generic Drugs — 0.7%
Mylan, Inc.
	6.000% 11/15/18 (a)	530,000	530,000
	7.625% 07/15/17 (a)	785,000	844,856
			1,374,856
Pharmaceuticals Total			3,376,151
CONSUMER NON-CYCLICAL TOTAL			22,684,946
ENERGY — 13.6%
Coal — 1.4%
Consol Energy, Inc.
	8.000% 04/01/17	885,000	969,075
	8.250% 04/01/20	870,000	964,613
Peabody Energy Corp.
	7.375% 11/01/16	530,000	588,300
	7.875% 11/01/26	345,000	388,556
Coal Total			2,910,544
Oil & Gas — 9.0%
Oil Companies-Exploration & Production — 8.7%
Berry Petroleum Co.
	6.750% 11/01/20	180,000	185,400
	10.250% 06/01/14	525,000	609,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Brigham Exploration Co.
	8.750% 10/01/18 (a)	200,000	223,000
Carrizo Oil & Gas, Inc.
	8.625% 10/15/18 (a)	972,000	1,035,180
Chaparral Energy, Inc.
	8.250% 09/01/21 (a)	1,050,000	1,081,500
	9.875% 10/01/20 (a)	224,000	248,640
Chesapeake Energy Corp.
	6.125% 02/15/21	400,000	413,000
	6.625% 08/15/20	1,555,000	1,652,187
Comstock Resources, Inc.
	7.750% 04/01/19	737,000	749,897
Concho Resources, Inc./Midland TX
	7.000% 01/15/21	569,000	598,873
	8.625% 10/01/17	235,000	259,675
Continental Resources, Inc.
	7.125% 04/01/21	75,000	79,688
	7.375% 10/01/20	375,000	403,125
Denbury Resources, Inc.
	9.750% 03/01/16	375,000	422,813
EXCO Resources, Inc.
	7.500% 09/15/18	1,158,000	1,176,817
Forest Oil Corp.
	8.000% 12/15/11	160,000	167,200
Hilcorp Energy I LP/Hilcorp Finance Co.
	7.750% 11/01/15 (a)	730,000	755,550
Hilcorp Energy LP/Hilcorp Finance Co.
	9.000% 06/01/16 (a)	540,000	565,650
MEG Energy Corp.
	6.500% 03/15/21 (a)	580,000	589,425
Newfield Exploration Co.
	6.625% 09/01/14	1,015,000	1,037,837
Oasis Petroleum, Inc.
	7.250% 02/01/19 (a)	290,000	294,350
PetroHawk Energy Corp.
	7.250% 08/15/18 (a)	192,000	197,280
	7.250% 08/15/18	955,000	983,650
QEP Resources, Inc.
	6.875% 03/01/21	940,000	987,000
Range Resources Corp.
	7.500% 05/15/16	260,000	269,750

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
	7.500% 10/01/17	380,000	404,700
Venoco, Inc.
	8.875% 02/15/19 (a)	120,000	120,000
Whiting Petroleum Corp.
	7.000% 02/01/14	1,520,000	1,618,800
			17,129,987
Oil Refining & Marketing — 0.3%
United Refining Co.
	10.500% 02/28/18 (a)	636,000	636,000
			636,000
Oil & Gas Total			17,765,987
Oil & Gas Services — 0.6%
Oil-Field Services — 0.6%
Aquilex Holdings LLC/Aquilex Finance Corp.
	11.125% 12/15/16	333,000	351,731
Key Energy Services, Inc.
	6.750% 03/01/21	395,000	401,913
Trinidad Drilling Ltd.
	7.875% 01/15/19 (a)	458,000	484,239
			1,237,883
Oil & Gas Services Total			1,237,883
Pipelines — 2.6%
Copano Energy LLC/Copano Energy Finance Corp.
	7.125% 04/01/21	275,000	278,438
El Paso Corp.
	6.500% 09/15/20 (a)	613,000	660,508
	7.250% 06/01/18	1,119,000	1,257,476
	7.750% 01/15/32	640,000	717,172
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.
	6.500% 08/15/21	475,000	474,406
Northwest Pipeline Corp.
	7.125% 12/01/25	150,000	177,572
Regency Energy Partners LP/Regency Energy Finance Corp.
	6.875% 12/01/18	1,195,000	1,269,688

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Southern Star Central Corp.
6.750% 03/01/16	270,000	274,050
Pipelines Total		5,109,310
ENERGY TOTAL		27,023,724
FINANCIALS — 11.4%
Banks — 2.3%
Diversified Financial Services — 2.3%
CIT Group, Inc.
6.625% 04/01/18 (a)	695,000	705,425
7.000% 05/01/17	3,815,000	3,819,769
		4,525,194
Banks Total		4,525,194
Diversified Financial Services — 7.5%
Diversified Banking Institutional — 1.8%
Ally Financial, Inc.
6.250% 12/01/17 (a)	680,000	692,750
8.000% 03/15/20	2,360,000	2,569,450
8.300% 02/12/15	310,000	339,837
		3,602,037
Finance-Auto Loans — 2.8%
AmeriCredit Corp.
8.500% 07/01/15	615,000	644,213
Ford Motor Credit Co.
5.750% 02/01/21	1,395,000	1,377,560
8.125% 01/15/20	1,905,000	2,182,057
GMAC, Inc.
6.750% 12/01/14	1,182,000	1,245,532
		5,449,362
Finance-Consumer Loans — 0.7%
SLM Corp.
6.250% 01/25/16	493,000	513,953
8.000% 03/25/20	235,000	256,150
Springleaf Finance Corp.
6.900% 12/15/17	785,000	718,275
		1,488,378
Finance-Investment Banker/Broker — 1.0%
E*Trade Financial Corp.
PIK,
12.500% 11/30/17	1,620,000	1,931,850
		1,931,850

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Finance-Leasing Company — 1.2%
International Lease Finance Corp.
8.250% 12/15/20	1,155,000	1,266,169
8.875% 09/01/17	1,000,000	1,132,500
		2,398,669
Diversified Financial Services Total		14,870,296
Insurance — 0.9%
Multi-Line Insurance — 0.9%
ING Groep NV
5.775% 12/29/49 (12/08/15) (b)(c)	2,012,000	1,861,100
		1,861,100
Mutual Insurance — 0.0%
Lumbermens Mutual Casualty
8.450% 12/01/97 (a)(f)	30,000	261
9.150% 07/01/26 (a)(f)	645,000	5,611
		5,872
Insurance Total		1,866,972
Investment Companies — 0.7%
Offshore Group Investments Ltd.
11.500% 08/01/15	1,155,000	1,282,050
Investment Companies Total		1,282,050
FINANCIALS TOTAL		22,544,512
INDUSTRIALS — 9.8%
Aerospace & Defense — 1.8%
Aerospace/Defense — 1.5%
Acquisition Co. Lanza Parent
10.000% 06/01/17	882,000	974,610
ADS Tactical, Inc.
11.000% 04/01/18 (a)	1,245,000	1,276,125
Kratos Defense & Security Solutions, Inc.
10.000% 06/01/17	714,000	787,185
		3,037,920
Aerospace/Defense-Equipment — 0.3%
TransDigm, Inc.
7.750% 12/15/18 (a)	439,000	471,376
		471,376
Aerospace & Defense Total		3,509,296

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Building Materials — 0.9%
Building & Construction Products-Miscellaneous — 0.9%
Building Materials Corp. of America
6.875% 08/15/18 (a)	460,000	470,350
7.000% 02/15/20 (a)	440,000	456,500
Euramax International, Inc.
9.500% 04/01/16 (a)	530,000	536,625
Interline Brands, Inc.
7.000% 11/15/18	261,000	267,525
		1,731,000
Building Materials Total		1,731,000
Electrical Components & Equipment — 0.1%
Wire & Cable Products — 0.1%
WireCo WorldGroup
9.500% 05/15/17 (a)	174,000	185,310
		185,310
Electrical Components & Equipment Total		185,310
Environmental Control — 0.2%
Alternative Waste Technology — 0.1%
Darling International, Inc.
8.500% 12/15/18 (a)	115,000	125,063
		125,063
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.
7.625% 08/15/16 (a)	210,000	222,862
		222,862
Environmental Control Total		347,925
Machinery-Diversified — 1.6%
Machinery-Farm — 0.8%
Case New Holland, Inc.
7.875% 12/01/17 (a)	1,405,000	1,559,550
		1,559,550
Machinery-General Industry — 0.7%
CPM Holdings, Inc.
10.875% 09/01/14 (a)	164,000	177,120
Manitowoc Co., Inc.
8.500% 11/01/20	1,155,000	1,238,737
		1,415,857

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Machinery-Material Handling — 0.1%
Columbus McKinnon Corp.
	7.875% 02/01/19 (a)	188,000	194,580
			194,580
Machinery-Diversified Total			3,169,987
Metal Fabricate/Hardware — 0.1%
Metal Processors & Fabrication — 0.1%
Neenah Foundry Co.
	15.000% 07/29/15	246,166	244,320
			244,320
Metal Fabricate/Hardware Total			244,320
Miscellaneous Manufacturing — 1.8%
Diversified Manufacturing Operators — 1.5%
Actuant Corp.
	6.875% 06/15/17	680,000	700,400
Amsted Industries, Inc.
	8.125% 03/15/18 (a)	1,095,000	1,171,650
SPX Corp.
	6.875% 09/01/17 (a)	591,000	635,325
	7.625% 12/15/14	555,000	611,194
			3,118,569
Filtration/Separate Products — 0.3%
Polypore International, Inc.
	7.500% 11/15/17 (a)	545,000	572,250
			572,250
Miscellaneous Manufacturing Total			3,690,819
Packaging & Containers — 2.7%
Containers-Metal/Glass — 2.7%
Ardagh Packaging Finance PLC
	7.375% 10/15/17 (a)	900,000	963,000
	9.125% 10/15/20 (a)	400,000	433,000
Crown Americas LLC & Crown Americas Capital Corp. III
	6.250% 02/01/21 (a)	680,000	693,600
Greif, Inc.
	7.750% 08/01/19	633,000	691,552
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
	6.875% 02/15/21 (a)	385,000	386,925
	7.750% 10/15/16 (a)	1,085,000	1,150,100
	8.250% 02/15/21 (a)	593,000	588,553

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
9.000% 04/15/19 (a)	560,000	579,600
		5,486,330
Packaging & Containers Total		5,486,330
Shipbuilding — 0.5%
Huntington Ingalls Industries, Inc.
6.875% 03/15/18 (a)	400,000	417,500
7.125% 03/15/21 (a)	543,000	566,078
Shipbuilding Total		983,578
Transportation — 0.1%
Automotive — 0.0%
BHM Technologies
8.500% 10/11/26 (d)(g)(h)	386,034	1,042
		1,042
Transportation-Air Freight — 0.0%
AMGH Merger Sub, Inc.
9.250% 11/01/18 (a)	25,000	26,813
		26,813
Transportation-Railroad — 0.1%
Kansas City Southern Railway
8.000% 06/01/15	90,000	97,425
		97,425
Transportation Total		125,280
INDUSTRIALS TOTAL		19,473,845
TECHNOLOGY — 2.4%
Semiconductors — 0.8%
Electronic Components-Miscellaneous — 0.3%
NXP BV/NXP Funding LLC
9.750% 08/01/18 (a)	440,000	495,550
		495,550
Electronic Components-Semiconductors — 0.5%
Amkor Technology, Inc.
7.375% 05/01/18	439,000	454,365
Freescale Semiconductor, Inc.
9.250% 04/15/18 (a)	500,000	547,500
		1,001,865
Semiconductors Total		1,497,415

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Software — 1.6%
Computer Services — 0.5%
Sungard Data Systems, Inc.
7.375% 11/15/18 (a)	995,000	1,017,387
		1,017,387
Data Processing/Management — 1.1%
First Data Corp.
7.375% 06/15/19 (a)	396,000	404,415
8.875% 08/15/20 (a)	725,000	795,688
9.875% 09/24/15	440,000	451,000
12.625% 01/15/21 (a)	523,000	567,455
PIK,
10.550% 09/24/15	28,424	29,454
		2,248,012
Software Total		3,265,399
TECHNOLOGY TOTAL		4,762,814
UTILITIES — 4.3%
Electric — 4.3%
Electric-Generation — 0.3%
Edison Mission Energy
7.000% 05/15/17	814,000	653,235
		653,235
Electric-Integrated — 2.7%
Calpine Construction Finance Co. LP
8.000% 06/01/16 (a)	2,620,000	2,855,800
CMS Energy Corp.
5.050% 02/15/18	540,000	539,325
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
10.000% 12/01/20	235,000	249,024
Ipalco Enterprises, Inc.
7.250% 04/01/16 (a)	525,000	568,312
Nevada Power Co.
5.875% 01/15/15	775,000	862,155
6.500% 04/15/12	200,000	211,315
		5,285,931
Independent Power Producer — 1.3%
GenOn Energy, Inc.
7.625% 06/15/14	320,000	331,200
9.500% 10/15/18 (a)	401,000	418,043

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
NRG Energy, Inc.
7.375% 01/15/17	1,689,000	1,760,782
		2,510,025
Electric Total		8,449,191
UTILITIES TOTAL		8,449,191

Total Corporate Fixed-Income Bonds & Notes (cost of $184,878,695)		188,897,798

	Shares
Common Stocks — 0.1%
COMMUNICATIONS — 0.0%
Media — 0.0%
Haights Cross Communications (d)(i)(j)	27,056	—
Ziff Davis Media, Inc. (d)(j)	1,111	11
Media Total		11
COMMUNICATIONS TOTAL		11
CONSUMER STAPLES — 0.0%
Beverages — 0.0%
Cott Corp. (j)	1,700	14,280
Beverages Total		14,280
CONSUMER STAPLES TOTAL		14,280
INDUSTRIALS — 0.1%
Commercial Services & Supplies — 0.1%
Neenah Enterprises, Inc. (d)	45,482	204,214
Quad/Graphics, Inc. (j)	2,869	122,047
Commercial Services & Supplies Total		326,261
Road & Rail — 0.0%
Quality Distribution, Inc. (j)	195	2,311
Road & Rail Total		2,311
INDUSTRIALS TOTAL		328,572
INFORMATION TECHNOLOGY — 0.0%
Communications Equipment — 0.0%
Loral Space & Communications, Inc. (j)	6	466
Communications Equipment Total		466
INFORMATION TECHNOLOGY TOTAL		466
TRANSPORTATION — 0.0%
Automotive — 0.0%
BHM Technologies (d)(j)	35,922	359
Automotive Total		359
TRANSPORTATION TOTAL		359

Total Common Stocks (cost of $845,407)		343,688

	Par ($)	Value ($)
Convertible Bond — 0.0%
COMMUNICATIONS — 0.0%
Internet — 0.0%
Web Portals/ISP — 0.0%
At Home Corp.
4.750% 12/31/49 (d)(g)	296,350	30
Web Portals/ISP Total		30
Internet Total		30
COMMUNICATIONS TOTAL		30

Total Convertible Bond (cost of $—)		30

	Shares
Preferred Stock — 0.0%
TRANSPORTATION — 0.0%
Automotive — 0.0%
BHM Technologies (d)(j)	430	4
Automotive Total		4
TRANSPORTATION TOTAL		4

Total Preferred Stock (cost of $23)		4

		Units
Warrants — 0.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
Multimedia — 0.0%
Haights Cross Communications	Expires 12/10/11(a)(d)(i)(j)	318	—
ION Media Networks, Inc.	(d)(i)(j)	61	—
ION Media Networks, Inc.	(d)(j)	62	1
Multimedia Total			1
Media Total			1
COMMUNICATIONS TOTAL			1

	Total Warrants (cost of $316,604)		1

	Par ($)
Short-Term Obligation — 4.0%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/11, due 04/01/11 at 0.070%, collateralized by a U.S. Government Agency obligation maturing 07/28/15, market value $8,044,969 (repurchase proceeds $7,884,015)	7,884,000	7,884,000

Total Short-Term Obligation (cost of $7,884,000)		7,884,000

Value ($)
Total Investments — 99.5% (cost of $193,924,729)(k)(l)	197,125,521

Other Assets & Liabilities, Net — 0.5%	900,438

Net Assets — 100.0%	198,025,959

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•      Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table summarizes the inputs used, as of March 31, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$16,804,115	$—	$16,804,115
Communications	—	46,698,452	98,196	46,796,648
Consumer Cyclical	—	20,324,337	33,666	20,358,003
Consumer Non-Cyclical	—	22,684,946	—	22,684,946
Energy	—	27,023,724	—	27,023,724
Financials	—	22,544,512	—	22,544,512
Industrials	—	19,472,803	1,042	19,473,845
Technology	—	4,762,814	—	4,762,814
Utilities	—	8,449,191	—	8,449,191
Total Corporate Fixed-Income Bonds & Notes	—	188,764,894	132,904	188,897,798
Common Stocks
Communications	—	—	11	11
Consumer Staples	14,280	—	—	14,280
Industrials	124,358	—	204,214	328,572
Information Technology	466	—	—	466
Transportation	—	—	359	359
Total Common Stocks	139,104	—	204,584	343,688
Total Convertible Bond	—	—	30	30
Total Preferred Stock	—	—	4	4
Total Warrants	—	—	1	1
Total Short-Term Obligation	—	7,884,000	—	7,884,000
Total Investments	$139,104	$196,648,894	$337,523	$197,125,521

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain common stocks and corporate fixed-income bonds & notes classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.

Certain corporate fixed-income bonds & notes classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable.

Certain common stocks and corporate fixed-income bonds & notes classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.

The following table reconciles asset balances for the three months ending March 31, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2011
Corporate Fixed Income Bonds & Notes
Communications	$98,164	$—	$158	$2,512	$58	$(2,696)	$—	$—	$98,196
Consumer Cyclical	36,819	(1)	261	(541)		(2,872)	—	—	33,666
Industrials	1,081,042	—	—	—	—	(1,080,000)	—	—	1,042
Preferred Stocks
Transportation	4	—	—	—	—	—	—	—	4
Common Stocks
Communications	11	—	—	—	—	—	—	—	11
Industrials	204,214	—	—	—	—	—	—	—	204,214
Transportation	359	—	—	—	—	—	—	—	359
Convertible Bonds
Communications	29	—	—	1	—	—	—	—	30
Warrants
Communications	1	—	—	—	157,015	(157,015)	—	—	1
	$1,420,643	$(1)	$419	$1,972	$157,073	$(1,242,583)	$—	$—	$337,523

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at March 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $1,972.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities, which are not illiquid except for the following, amounted to $73,800,558, which represents 37.3% of net assets.

Security	Acquisition Date	Par/Shares/Units	Acquisition Cost	Market Value
Lumbermens Mutual Casualty:
8.450% 12/01/97	03/06/03	$30,000	$2,756	$261
9.150% 07/01/26	01/10/03-03/06/03	645,000	140,714	5,611
Haights Cross Communications Warrants Expire 12/10/11	01/15/04 - 02/03/06	318	—	—
				$5,872

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2011.

(c)	Parenthetical date represents the next interest rate reset date for the security.

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2011, the value of these securities amounted to $337,523, which represents 0.2% of net assets.

(e)	Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At March 31, 2011, the value of these securities amounted to $5,934, which represents less than 0.1% of net assets.

(g)	The issuer is in default of certain debt covenants. Income is not being accrued. At March 31, 2011, the value of these securities amounted to $1,072, which represents less than 0.1% of net assets.

(h)	Loan participation agreement.

(i)	Security has no value.

(j)	Non-income producing security.

(k)	Cost for federal income tax purposes is $194,200,057.

(l)	Unrealized appreciation and depreciation at March 31, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$6,048,362	$(3,122,898)	$2,925,464

Acronym	Name

PIK	Payment-In-Kind

INVESTMENT PORTFOLIO

March 31, 2011 (Unaudited)	Columbia Variable Portfolio — Marsico 21st Century Fund (formerly known as Columbia Marsico 21st Century Fund, Variable Series)

	Shares	Value ($)*
Common Stocks — 94.7%
CONSUMER DISCRETIONARY — 21.9%
Automobiles — 3.6%
General Motors Co. (a)	187,651	5,822,811
Automobiles Total		5,822,811
Hotels, Restaurants & Leisure — 4.9%
Chipotle Mexican Grill, Inc. (a)	2,793	760,729
Vail Resorts, Inc. (a)	43,608	2,126,326
Wendy’s/Arby’s Group, Inc., Class A	450,847	2,267,761
Wynn Resorts Ltd.	22,156	2,819,351
Hotels, Restaurants & Leisure Total		7,974,167
Internet & Catalog Retail — 2.1%
Amazon.com, Inc. (a)	19,146	3,448,769
Internet & Catalog Retail Total		3,448,769
Media — 5.3%
Walt Disney Co.	203,114	8,752,182
Media Total		8,752,182
Specialty Retail — 6.0%
Rue21, Inc. (a)	45,823	1,319,702
Williams-Sonoma, Inc.	208,521	8,445,101
Specialty Retail Total		9,764,803
CONSUMER DISCRETIONARY TOTAL		35,762,732
ENERGY — 7.0%
Oil, Gas & Consumable Fuels — 7.0%
Amyris, Inc. (a)	39,119	1,116,457
Gevo, Inc. (a)	26,386	519,804
OGX Petroleo e Gas Participacoes SA (a)	402,300	4,841,941
Ultra Petroleum Corp. (a)	98,924	4,872,007
Oil, Gas & Consumable Fuels Total		11,350,209
ENERGY TOTAL		11,350,209
FINANCIALS — 30.8%
Capital Markets — 4.0%
Jefferies Group, Inc.	102,669	2,560,565
State Street Corp.	89,611	4,027,118
Capital Markets Total		6,587,683
Commercial Banks — 17.8%
City National Corp.	32,339	1,844,940
Columbia Banking System, Inc.	59,163	1,134,155
First Horizon National Corp.	479,831	5,378,905
Fulton Financial Corp.	158,451	1,760,391

1

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Glacier Bancorp, Inc.	74,499	1,121,210
Park Sterling Corp. (a)	78,411	380,293
PNC Financial Services Group, Inc.	141,001	8,881,653
Wells Fargo & Co.	266,649	8,452,773
Commercial Banks Total		28,954,320
Real Estate Investment Trusts (REITs) — 0.6%
Colony Financial, Inc. (b)	50,475	950,444
Real Estate Investment Trusts (REITs) Total		950,444
Real Estate Management & Development — 4.0%
BR Malls Participacoes SA	167,900	1,748,262
Jones Lang LaSalle, Inc.	48,614	4,848,761
Real Estate Management & Development Total		6,597,023
Thrifts & Mortgage Finance — 4.4%
First Niagara Financial Group, Inc.	526,905	7,155,370
Thrifts & Mortgage Finance Total		7,155,370
FINANCIALS TOTAL		50,244,840
HEALTH CARE — 6.3%
Health Care Equipment & Supplies — 4.0%
Intuitive Surgical, Inc. (a)	19,740	6,582,500
Health Care Equipment & Supplies Total		6,582,500
Health Care Technology — 2.0%
Allscripts Healthcare Solutions, Inc. (a)	153,495	3,221,860
Health Care Technology Total		3,221,860
Life Sciences Tools & Services — 0.3%
Pacific Biosciences of California, Inc. (a)	33,533	471,139
Life Sciences Tools & Services Total		471,139
HEALTH CARE TOTAL		10,275,499
INDUSTRIALS — 11.4%
Aerospace & Defense — 6.9%
Honeywell International, Inc.	100,029	5,972,732
Precision Castparts Corp.	35,863	5,278,316
Aerospace & Defense Total		11,251,048
Electrical Equipment — 2.6%
Sensata Technologies Holding NV (a)	122,144	4,242,061
Electrical Equipment Total		4,242,061

2

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 1.9%
CSX Corp.	40,488	3,182,357
Road & Rail Total		3,182,357
INDUSTRIALS TOTAL		18,675,466
INFORMATION TECHNOLOGY — 14.8%
Communications Equipment — 1.0%
Acme Packet, Inc. (a)	21,961	1,558,352
Communications Equipment Total		1,558,352
Computers & Peripherals — 3.0%
Apple, Inc. (a)	14,094	4,911,054
Computers & Peripherals Total		4,911,054
Internet Software & Services — 1.6%
OpenTable, Inc. (a)	24,642	2,620,677
Internet Software & Services Total		2,620,677
Software — 9.2%
ANSYS, Inc. (a)	60,486	3,277,737
Informatica Corp. (a)	79,448	4,149,569
Oracle Corp.	153,935	5,136,811
Salesforce.com, Inc. (a)	18,928	2,528,402
Software Total		15,092,519
INFORMATION TECHNOLOGY TOTAL		24,182,602
MATERIALS — 2.5%
Chemicals — 2.5%
Monsanto Co.	56,317	4,069,466
Chemicals Total		4,069,466
MATERIALS TOTAL		4,069,466
Total Common Stocks (cost of $115,306,733)		154,560,814

	Par ($)
Short-Term Obligation — 6.0%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/11, due 04/01/11, at 0.070%, collateralized by a U.S. Government Agency obligation maturing 11/24/20, market value $9,955,875 (repurchase proceeds $9,759,019)	9,759,000	9,759,000

Total Short-Term Obligation (cost of $9,759,000)		9,759,000

3

Value ($)
Total Investments — 100.7% (cost of $125,065,733)(c)(d)	164,319,814

Other Assets & Liabilities, Net — (0.7)%	(1,166,326)

Net Assets — 100.0%	163,153,488

Notes to Investment Portfolio:

* Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.  The determination of fair value often requires significant judgment.  To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

4

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$154,560,814	$—	$—	$154,560,814
Total Short-Term Obligation	—	9,759,000	—	9,759,000
Total Investments	$154,560,814	$9,759,000	$—	$164,319,814

5

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.

(b)	Security purchased on a delayed delivery basis.

(c)	Cost for federal income tax purposes is $125,065,733.

(d)	Unrealized appreciation and depreciation at March 31, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$40,864,755	$(1,610,674)	$39,254,081

6

INVESTMENT PORTFOLIO

March 31, 2011 (Unaudited)	Columbia Variable Portfolio — Marsico Focused Equities Fund (formerly known as Columbia Marsico Focused Equities Fund, Variable Series)

	Shares	Value ($)*
Common Stocks — 98.4%
CONSUMER DISCRETIONARY — 14.3%
Hotels, Restaurants & Leisure — 6.9%
Chipotle Mexican Grill, Inc. (a)	1,681	457,854
Starbucks Corp.	65,296	2,412,687
Wynn Resorts Ltd.	25,489	3,243,476
Hotels, Restaurants & Leisure Total		6,114,017
Internet & Catalog Retail — 7.4%
Amazon.com, Inc. (a)	15,781	2,842,631
priceline.com, Inc. (a)	7,438	3,766,901
Internet & Catalog Retail Total		6,609,532
CONSUMER DISCRETIONARY TOTAL		12,723,549
CONSUMER STAPLES — 2.2%
Food Products — 2.2%
Mead Johnson Nutrition Co., Class A	33,134	1,919,453
Food Products Total		1,919,453
CONSUMER STAPLES TOTAL		1,919,453
ENERGY — 12.1%
Energy Equipment & Services — 4.2%
Halliburton Co.	75,197	3,747,818
Energy Equipment & Services Total		3,747,818
Oil, Gas & Consumable Fuels — 7.9%
Anadarko Petroleum Corp.	36,750	3,010,560
EOG Resources, Inc.	22,823	2,704,754
Kinder Morgan, Inc. (a)	42,575	1,261,923
Oil, Gas & Consumable Fuels Total		6,977,237
ENERGY TOTAL		10,725,055
FINANCIALS — 17.7%
Capital Markets — 3.3%
Goldman Sachs Group, Inc.	18,302	2,900,318
Capital Markets Total		2,900,318
Commercial Banks — 9.4%
PNC Financial Services Group, Inc.	29,720	1,872,063
U.S. Bancorp	130,397	3,446,393
Wells Fargo & Co.	94,537	2,996,823
Commercial Banks Total		8,315,279
Consumer Finance — 1.7%
American Express Co.	33,267	1,503,668
Consumer Finance Total		1,503,668

1

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 3.3%
Citigroup, Inc. (a)	662,514	2,928,312
Diversified Financial Services Total		2,928,312
FINANCIALS TOTAL		15,647,577
INDUSTRIALS — 19.4%
Aerospace & Defense — 6.2%
General Dynamics Corp.	17,258	1,321,272
Goodrich Corp.	28,024	2,396,893
Precision Castparts Corp.	11,829	1,740,992
Aerospace & Defense Total		5,459,157
Machinery — 8.7%
Cummins, Inc.	29,259	3,207,372
Eaton Corp.	81,564	4,521,908
Machinery Total		7,729,280
Road & Rail — 4.5%
Union Pacific Corp.	40,307	3,963,387
Road & Rail Total		3,963,387
INDUSTRIALS TOTAL		17,151,824
INFORMATION TECHNOLOGY — 20.4%
Computers & Peripherals — 8.3%
Apple, Inc. (a)	21,223	7,395,154
Computers & Peripherals Total		7,395,154
Internet Software & Services — 5.7%
Baidu, Inc., ADR (a)	36,316	5,004,708
Internet Software & Services Total		5,004,708
Software — 6.4%
Oracle Corp.	146,579	4,891,341
Salesforce.com, Inc. (a)	6,131	818,979
Software Total		5,710,320
INFORMATION TECHNOLOGY TOTAL		18,110,182
MATERIALS — 12.3%
Chemicals — 8.0%
Dow Chemical Co.	81,208	3,065,602
Monsanto Co.	56,071	4,051,690
Chemicals Total		7,117,292

2

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 4.3%
Freeport-McMoRan Copper & Gold, Inc.	67,930	3,773,512
Metals & Mining Total		3,773,512
MATERIALS TOTAL		10,890,804
Total Common Stocks (cost of $62,573,218)		87,168,444

	Par ($)
Short-Term Obligation — 4.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/11, due 04/01/11 at 0.070%, collateralized by a U.S. Government Agency obligation maturing 12/01/17, market value $3,741,969 (repurchase proceeds $3,667,007)	3,667,000	3,667,000

Total Short-Term Obligation (cost of $3,667,000)		3,667,000

Total Investments — 102.6% (cost of $66,240,218)(b)(c)		90,835,444

Other Assets & Liabilities, Net — (2.6)%		(2,274,344)

Net Assets — 100.0%		88,561,100

Notes to Investment Portfolio:

*    Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing

3

an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•        Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$87,168,444	$—	$—	$87,168,444
Total Short-Term Obligation	—	3,667,000	—	3,667,000
Total Investments	$87,168,444	$3,667,000	$—	$90,835,444

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a) Non-income producing security.

4

(b) Cost for federal income tax purposes is $66,240,218.

(c) Unrealized appreciation and depreciation at March 31, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$24,829,982	$(234,756)	$24,595,226

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO
March 31, 2011 (Unaudited)	Columbia Variable Portfolio – Marsico Growth Fund (formerly known as Columbia Marsico Growth Fund, Variable Series)

	Shares	Value ($)*
Common Stocks — 98.7%
CONSUMER DISCRETIONARY — 25.9%
Distributors — 0.6%
Li & Fung Ltd.	444,000	2,267,762
Distributors Total		2,267,762
Hotels, Restaurants & Leisure — 8.4%
McDonald’s Corp.	76,898	5,851,169
Starbucks Corp.	188,690	6,972,095
Starwood Hotels & Resorts Worldwide, Inc.	189,613	11,020,308
Wynn Resorts Ltd.	27,966	3,558,674
Yum! Brands, Inc.	91,132	4,682,362
Hotels, Restaurants & Leisure Total		32,084,608
Internet & Catalog Retail — 6.3%
Amazon.com, Inc. (a)	67,523	12,162,918
priceline.com, Inc. (a)	23,130	11,713,957
Internet & Catalog Retail Total		23,876,875
Media — 1.9%
Time Warner, Inc.	205,939	7,352,022
Media Total		7,352,022
Specialty Retail — 4.2%
Tiffany & Co.	107,938	6,631,711
TJX Companies, Inc.	186,156	9,257,538
Specialty Retail Total		15,889,249
Textiles, Apparel & Luxury Goods — 4.5%
Cie Financiere Richemont SA, ADR	1,369,604	7,888,919
NIKE, Inc., Class B	122,888	9,302,622
Textiles, Apparel & Luxury Goods Total		17,191,541
CONSUMER DISCRETIONARY TOTAL		98,662,057
CONSUMER STAPLES — 2.2%
Food Products — 0.8%
Mead Johnson Nutrition Co., Class A	53,580	3,103,890
Food Products Total		3,103,890
Personal Products — 1.4%
Estée Lauder Companies, Inc., Class A	53,570	5,162,005
Personal Products Total		5,162,005
CONSUMER STAPLES TOTAL		8,265,895
ENERGY — 8.4%
Energy Equipment & Services — 2.6%
Halliburton Co.	198,679	9,902,161
Energy Equipment & Services Total		9,902,161

1

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — 5.8%
Anadarko Petroleum Corp.	141,688	11,607,081
Continental Resources, Inc. (a)	40,663	2,906,184
EOG Resources, Inc.	41,678	4,939,260
Occidental Petroleum Corp.	27,475	2,870,863
Oil, Gas & Consumable Fuels Total		22,323,388
ENERGY TOTAL		32,225,549
FINANCIALS — 13.3%
Capital Markets — 2.7%
Goldman Sachs Group, Inc.	66,228	10,495,151
Capital Markets Total		10,495,151
Commercial Banks — 8.0%
PNC Financial Services Group, Inc.	135,467	8,533,067
U.S. Bancorp	484,512	12,805,652
Wells Fargo & Co.	287,776	9,122,499
Commercial Banks Total		30,461,218
Diversified Financial Services — 2.6%
Citigroup, Inc. (a)	2,209,891	9,767,718
Diversified Financial Services Total		9,767,718
FINANCIALS TOTAL		50,724,087
HEALTH CARE — 1.0%
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. (a)	82,931	3,713,650
Life Sciences Tools & Services Total		3,713,650
HEALTH CARE TOTAL		3,713,650
INDUSTRIALS — 12.5%
Aerospace & Defense — 3.1%
General Dynamics Corp.	63,240	4,841,654
Precision Castparts Corp.	47,575	7,002,089
Aerospace & Defense Total		11,843,743
Electrical Equipment — 1.1%
Rockwell Automation, Inc.	45,010	4,260,197
Electrical Equipment Total		4,260,197
Machinery — 5.2%
Cummins, Inc.	43,408	4,758,385
Danaher Corp.	145,254	7,538,683
Eaton Corp.	138,065	7,654,323
Machinery Total		19,951,391

2

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 3.1%
Union Pacific Corp.	119,571	11,757,416
Road & Rail Total		11,757,416
INDUSTRIALS TOTAL		47,812,747
INFORMATION TECHNOLOGY — 19.0%
Communications Equipment — 1.5%
Acme Packet, Inc. (a)	32,118	2,279,093
F5 Networks, Inc. (a)	33,515	3,437,634
Communications Equipment Total		5,716,727
Computers & Peripherals — 5.5%
Apple, Inc. (a)	59,770	20,826,857
Computers & Peripherals Total		20,826,857
Internet Software & Services — 4.4%
Baidu, Inc., ADR (a)	114,225	15,741,347
Youku.com, Inc., ADR (a)	24,598	1,168,651
Internet Software & Services Total		16,909,998
Semiconductors & Semiconductor Equipment — 2.5%
Broadcom Corp., Class A	238,339	9,385,790
Semiconductors & Semiconductor Equipment Total		9,385,790
Software — 5.1%
Oracle Corp.	465,087	15,519,953
Salesforce.com, Inc. (a)	29,226	3,904,009
Software Total		19,423,962
INFORMATION TECHNOLOGY TOTAL		72,263,334
MATERIALS — 16.4%
Chemicals — 13.8%
Dow Chemical Co.	445,508	16,817,927
Monsanto Co.	174,065	12,577,937
PPG Industries, Inc.	110,767	10,546,126
Praxair, Inc.	124,947	12,694,615
Chemicals Total		52,636,605
Metals & Mining — 2.6%
BHP Billiton PLC, ADR	39,192	3,119,683
Freeport-McMoRan Copper & Gold, Inc.	119,421	6,633,837
Metals & Mining Total		9,753,520
MATERIALS TOTAL		62,390,125

Total Common Stocks (cost of $254,230,293)		376,057,444

3

	Shares	Value ($)
Preferred Stock — 0.5%
FINANCIALS — 0.5%
Commercial Banks — 0.5%
Wells Fargo & Co., Series J, 8.000%	61,875	1,737,450
Commercial Banks Total		1,737,450
FINANCIALS TOTAL		1,737,450

Total Preferred Stock (cost of $1,642,744)		1,737,450

	Par ($)
Short-Term Obligation — 0.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/11, due 04/01/11 at 0.070%, collateralized by U.S. Government Agency obligations with various maturities to 07/15/32, market value $2,859,500 (repurchase proceeds $2,802,005)	2,802,000	2,802,000

Total Short-Term Obligation (cost of $2,802,000)		2,802,000

Total Investments — 99.9% (cost of $258,675,037)(b)(c)		380,596,894

Other Assets & Liabilities, Net — 0.1%		237,349

Net Assets — 100.0%		380,834,243

4

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

5

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$373,789,682	$2,267,762	$—	$376,057,444
Total Preferred Stock	$1,737,450	$—	$—	$1,737,450
Total Short-Term Obligation	—	2,802,000	—	2,802,000
Total Investments	$375,527,132	$5,069,762	$—	$380,596,894

6

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)		Non-income producing security.

(b)		Cost for federal income tax purposes is $258,675,037.

(c)		Unrealized appreciation and depreciation at March 31, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$123,813,154	$(1,891,297)	$121,921,857

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
March 31, 2011 (Unaudited)	Columbia Variable Portfolio - Marsico International Opportunities Fund (formerly known as Columbia Marsico International Opportunities Fund, Variable Series)

	Shares	Value ($)*
Common Stocks — 97.2%
CONSUMER DISCRETIONARY — 19.7%
Automobiles — 2.5%
Honda Motor Co., Ltd.	145,900	5,420,712
Automobiles Total		5,420,712
Distributors — 3.1%
Li & Fung Ltd.	1,324,000	6,762,427
Distributors Total		6,762,427
Diversified Consumer Services — 0.7%
Anhanguera Educacional Participacoes SA	65,300	1,599,053
Diversified Consumer Services Total		1,599,053
Hotels, Restaurants & Leisure — 1.6%
Accor SA	74,141	3,331,326
Hotels, Restaurants & Leisure Total		3,331,326
Internet & Catalog Retail — 1.3%
DeNA Co., Ltd.	75,200	2,721,517
Internet & Catalog Retail Total		2,721,517
Media — 1.5%
Publicis Groupe SA	59,245	3,322,796
Media Total		3,322,796
Specialty Retail — 3.8%
Inditex SA	68,998	5,536,526
Yamada Denki Co., Ltd.	37,920	2,548,309
Specialty Retail Total		8,084,835
Textiles, Apparel & Luxury Goods — 5.2%
Adidas AG	33,986	2,141,172
Pandora A/S (a)	42,649	2,176,548
Swatch Group AG	15,670	6,928,239
Textiles, Apparel & Luxury Goods Total		11,245,959
CONSUMER DISCRETIONARY TOTAL		42,488,625
CONSUMER STAPLES — 5.9%
Beverages — 2.1%
Anheuser-Busch InBev NV	38,036	2,166,695
Pernod-Ricard SA	24,828	2,318,773
Beverages Total		4,485,468
Food & Staples Retailing — 2.8%
FamilyMart Co., Ltd.	75,800	2,845,032
Tesco PLC	529,725	3,237,678
Food & Staples Retailing Total		6,082,710

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 1.0%
Nestle SA, Registered Shares	39,297	2,252,572
Food Products Total		2,252,572
CONSUMER STAPLES TOTAL		12,820,750
ENERGY — 9.3%
Oil, Gas & Consumable Fuels — 9.3%
CNOOC Ltd.	1,032,200	2,613,715
OGX Petroleo e Gas Participacoes SA (a)	897,000	10,795,976
Pacific Rubiales Energy Corp.	119,063	3,303,553
Tullow Oil PLC	147,056	3,415,935
Oil, Gas & Consumable Fuels Total		20,129,179
ENERGY TOTAL		20,129,179
FINANCIALS — 19.5%
Capital Markets — 1.5%
Julius Baer Group Ltd.	74,138	3,217,355
Capital Markets Total		3,217,355
Commercial Banks — 9.1%
Banco Bilbao Vizcaya Argentaria SA	187,760	2,278,025
Barclays PLC	1,206,321	5,371,090
BNP Paribas	41,541	3,038,378
ICICI Bank Ltd., ADR	102,716	5,118,338
Standard Chartered PLC	145,176	3,765,851
Commercial Banks Total		19,571,682
Diversified Financial Services — 3.6%
Citigroup, Inc. (a)	1,230,786	5,440,074
Criteria Caixacorp SA	309,082	2,180,080
Hong Kong Exchanges & Clearing Ltd.	10,500	227,428
Diversified Financial Services Total		7,847,582
Real Estate Management & Development — 5.3%
BR Malls Participacoes SA	472,300	4,917,833
Hang Lung Properties Ltd.	725,000	3,170,490

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Sumitomo Realty & Development Co., Ltd.	167,000	3,339,380
Real Estate Management & Development Total		11,427,703
FINANCIALS TOTAL		42,064,322
HEALTH CARE — 2.0%
Pharmaceuticals — 2.0%
Novo-Nordisk A/S, Class B	34,683	4,357,459
Pharmaceuticals Total		4,357,459
HEALTH CARE TOTAL		4,357,459
INDUSTRIALS — 18.5%
Aerospace & Defense — 1.2%
Rolls-Royce Group PLC (a)	249,454	2,477,076
Aerospace & Defense Total		2,477,076
Building Products — 0.6%
Daikin Industries Ltd.	40,068	1,198,590
Building Products Total		1,198,590
Electrical Equipment — 6.1%
Schneider Electric SA	35,917	6,138,727
Sensata Technologies Holding N.V. (a)	110,328	3,831,692
Toshiba Corp.	648,000	3,168,459
Electrical Equipment Total		13,138,878
Industrial Conglomerates — 2.1%
Siemens AG, Registered Shares	33,596	4,604,579
Industrial Conglomerates Total		4,604,579
Machinery — 4.1%
FANUC Ltd.	23,000	3,476,608
Komatsu Ltd.	158,600	5,380,607
Machinery Total		8,857,215
Road & Rail — 2.5%
Canadian National Railway Co.	72,691	5,471,451
Road & Rail Total		5,471,451
Trading Companies & Distributors — 1.9%
Marubeni Corp.	574,000	4,125,218
Trading Companies & Distributors Total		4,125,218
INDUSTRIALS TOTAL		39,873,007
INFORMATION TECHNOLOGY — 9.3%
Internet Software & Services — 4.1%
Baidu, Inc., ADR (a)	17,452	2,405,060
MercadoLibre, Inc.	36,073	2,944,639
Sina Corp. (a)	20,876	2,234,567

3

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Youku.com, Inc., ADR (a)	27,991	1,329,853
Internet Software & Services Total		8,914,119
Office Electronics — 1.5%
Canon, Inc.	74,200	3,191,324
Office Electronics Total		3,191,324
Semiconductors & Semiconductor Equipment — 3.7%
ARM Holdings PLC	264,322	2,438,144
ASML Holding NV (a)	125,883	5,548,281
Semiconductors & Semiconductor Equipment Total		7,986,425
INFORMATION TECHNOLOGY TOTAL		20,091,868
MATERIALS — 11.3%
Chemicals — 6.5%
BASF SE	86,471	7,479,022
LyondellBasell Industries NV, Class A (a)	107,395	4,247,472
Novozymes A/S, Class B	14,954	2,289,487
Chemicals Total		14,015,981
Metals & Mining — 4.8%
Teck Resources Ltd., Class B	47,265	2,505,362
ThyssenKrupp AG	106,721	4,360,391
Xstrata PLC	144,688	3,381,819
Metals & Mining Total		10,247,572
MATERIALS TOTAL		24,263,553
TELECOMMUNICATION SERVICES — 1.7%
Wireless Telecommunication Services — 1.7%
Millicom International Cellular SA	38,344	3,687,543
Wireless Telecommunication Services Total		3,687,543
TELECOMMUNICATION SERVICES TOTAL		3,687,543

Total Common Stocks (cost of $166,311,411)		209,776,306

	Par ($)
Short-Term Obligation — 2.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/11, due 04/01/11 at 0.070%, collateralized by a U.S. Government Agency obligation maturing 12/01/17, market value $5,764,119 (repurchase proceeds $5,647,011)	5,647,000	5,647,000

Total Short-Term Obligation (cost of $5,647,000)		5,647,000

4

Value ($)
Total Investments— 99.8% (cost of $171,958,411)(b)(c)	215,423,306

Other Assets & Liabilities, Net — 0.2%	440,649

Net Assets — 100.0%	215,863,955

5

*

Notes to Investment Portfolio:

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

6

Fair value inputs are summarized in the three broad levels listed below:

•                 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$1,599,053	$40,889,572	$—	$42,488,625
Consumer Staples	—	12,820,750	—	12,820,750
Energy	14,099,529	6,029,650	—	20,129,179
Financials	15,476,245	26,588,077	—	42,064,322
Health Care	—	4,357,459	—	4,357,459
Industrials	9,303,143	30,569,864	—	39,873,007
Information Technology	8,914,119	11,177,749	—	20,091,868
Materials	6,752,834	17,510,719	—	24,263,553
Telecommunication Services	3,687,543	—	—	3,687,543
Total Common Stocks	59,832,466	149,943,840	—	209,776,306
Total Short-Term Obligation	—	5,647,000	—	5,647,000
Total Investments	$59,832,466	$155,590,840	$—	$215,423,306

7

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purpose of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the period January 1, 2011 to March 31, 2011:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$17,312,862	$—	$—	$17,312,862

Financial assets were transferred from Level 2 to Level 1 as it was determined that the application of factors received from third party statistical services were no longer necessary to reflect the fair value of these securities as of period end.

(a)		Non-income producing security.

(b)		Cost for federal income tax purposes is $171,958,411.

(c)		Unrealized appreciation and depreciation at March 31, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$46,233,865	$(2,768,970)	$43,464,895

Acronym	Name

ADR	American Depositary Receipt

8

Portfolio of Investments

Columbia Variable Portfolio - Mid Cap Growth Fund

(formerly known as Columbia Mid Cap Growth Fund, Variable Series)

March 31, 2011 (Unaudited)

Issuer	Shares	Value
Common Stocks (98.2%)
CONSUMER DISCRETIONARY (20.2%)
Auto Components (4.0%)
BorgWarner, Inc. (a)	2,920	$232,695
Cooper Tire & Rubber Co.	7,960	204,970
Gentex Corp.	9,680	292,820
Goodyear Tire & Rubber Co. (The) (a)	15,120	226,497
Lear Corp.	6,130	299,573
Total		1,256,555

Automobiles (0.5%)
Harley-Davidson, Inc.	3,670	155,938

Diversified Consumer Services (0.5%)
New Oriental Education & Technology Group, ADR (a)(b)	1,660	166,116

Hotels, Restaurants & Leisure (2.6%)
Ctrip.com International Ltd., ADR (a)(b)	4,030	167,205
Panera Bread Co., Class A (a)	1,380	175,260
Royal Caribbean Cruises Ltd. (a)(b)	3,470	143,172
Starwood Hotels & Resorts Worldwide, Inc.	2,830	164,480
Wynn Resorts Ltd.	1,420	180,695
Total		830,812

Household Durables (2.1%)
Tempur-Pedic International, Inc. (a)	9,280	470,125
Whirlpool Corp.	2,430	207,425
Total		677,550

Internet & Catalog Retail (1.8%)
Netflix, Inc. (a)	564	133,854
priceline.com, Inc. (a)	880	445,667
Total		579,521

Media (2.7%)
CBS Corp., Class B Non Voting	11,020	275,941
Cinemark Holdings, Inc.	11,820	228,717
Discovery Communications, Inc., Class A (a)	4,640	185,136
Lamar Advertising Co., Class A (a)	4,310	159,211
Total		849,005

Multiline Retail (0.7%)
Nordstrom, Inc.	5,090	228,439

Specialty Retail (2.0%)
Dick’s Sporting Goods, Inc. (a)	5,210	208,296
Tiffany & Co.	3,720	228,557
TJX Companies, Inc.	4,230	210,358
Total		647,211

Textiles, Apparel & Luxury Goods (3.3%)
Coach, Inc.	3,050	158,722
Deckers Outdoor Corp. (a)	2,150	185,223
Fossil, Inc. (a)	2,170	203,220
Lululemon Athletica, Inc. (a)	3,160	281,398
Warnaco Group, Inc. (The) (a)	4,090	233,907
Total		1,062,470
TOTAL CONSUMER DISCRECTIONARY		6,453,617

CONSUMER STAPLES (4.8%)
Food & Staples Retailing (0.9%)
Whole Foods Market, Inc.	4,470	294,573

Food Products (2.1%)
Green Mountain Coffee Roasters, Inc. (a)	4,800	310,128
HJ Heinz Co.	2,790	136,208
Mead Johnson Nutrition Co.	3,480	201,596
Total		647,932

Personal Products (1.8%)
Estee Lauder Companies, Inc. (The), Class A	1,820	175,375
Herbalife Ltd. (b)	4,970	404,360
Total		579,735
TOTAL CONSUMER STAPLES		1,522,240

ENERGY (7.6%)
Energy Equipment & Services (3.9%)
Cameron International Corp. (a)	7,730	441,383
McDermott International, Inc. (a)(b)	10,500	266,595
National Oilwell Varco, Inc.	2,030	160,918
Tidewater, Inc.	3,650	218,452
Weatherford International Ltd. (a)(b)	7,450	168,370
Total		1,255,718

Oil, Gas & Consumable Fuels (3.7%)
Concho Resources, Inc. (a)	3,638	390,357
Consol Energy, Inc.	3,230	173,225
Continental Resources, Inc. (a)	3,440	245,857
Denbury Resources, Inc. (a)	7,860	191,784
Range Resources Corp.	3,160	184,734
Total		1,185,957
TOTAL ENERGY		2,441,675

1

Issuer	Shares	Value
Common Stocks (continued)
FINANCIALS (6.8%)
Capital Markets (2.4%)
Affiliated Managers Group, Inc. (a)	4,440	$485,603
T. Rowe Price Group, Inc.	4,480	297,561
Total		783,164

Consumer Finance (0.7%)
Discover Financial Services	8,850	213,462

Diversified Financial Services (2.1%)
IntercontinentalExchange, Inc. (a)	1,430	176,662
Moody’s Corp.	9,360	317,398
MSCI, Inc., Class A (a)	4,460	164,217
Total		658,277

Insurance (0.5%)
Marsh & McLennan Companies, Inc.	5,010	149,348

Real Estate Management & Development (0.5%)
Jones Lang LaSalle, Inc.	1,770	176,540

Thrifts & Mortgage Finance (0.6%)
BankUnited, Inc.	6,265	179,868
TOTAL FINANCIALS		2,160,659

HEALTH CARE (13.8%)
Biotechnology (2.2%)
Alexion Pharmaceuticals, Inc. (a)	2,640	260,515
Dendreon Corp. (a)	6,470	242,172
Human Genome Sciences, Inc. (a)	7,650	209,993
Total		712,680

Health Care Equipment & Supplies (1.0%)
Gen-Probe, Inc. (a)	2,020	134,027
Intuitive Surgical, Inc. (a)	570	190,072
Total		324,099

Health Care Providers & Services (4.8%)
AmerisourceBergen Corp.	10,220	404,303
Brookdale Senior Living, Inc. (a)	8,450	236,600
CIGNA Corp.	7,130	315,717
Express Scripts, Inc. (a)	5,280	293,621
Laboratory Corp. of America Holdings (a)	3,080	283,760
Total		1,534,001

Health Care Technology (0.9%)
Cerner Corp. (a)	2,600	289,120

Life Sciences Tools & Services (3.1%)
Agilent Technologies, Inc. (a)	3,780	169,268
ICON PLC, ADR (a)(b)	10,247	221,233
Illumina, Inc. (a)	3,600	252,252
Life Technologies Corp. (a)	6,630	347,545
Total		990,298

Pharmaceuticals (1.8%)
Hospira, Inc. (a)	4,410	243,432
Watson Pharmaceuticals, Inc. (a)	5,930	332,139
Total		575,571
TOTAL HEALTH CARE		4,425,769

INDUSTRIALS (12.6%)
Aerospace & Defense (1.3%)
BE Aerospace, Inc. (a)	5,750	204,297
Precision Castparts Corp.	1,454	214,000
Total		418,297

Air Freight & Logistics (1.1%)
Atlas Air Worldwide Holdings, Inc. (a)	3,000	209,160
Expeditors International of Washington, Inc.	3,090	154,933
Total		364,093

Airlines (0.7%)
United Continental Holdings, Inc. (a)	9,300	213,807

Commercial Services & Supplies (0.5%)
Stericycle, Inc. (a)	1,780	157,833

Electrical Equipment (2.3%)
AMETEK, Inc.	6,565	288,007
Regal-Beloit Corp.	2,610	192,696
Sensata Technologies Holding N.V. (a)(b)	7,170	249,014
Total		729,717

Machinery (4.2%)
AGCO Corp. (a)	3,330	183,050
Cummins, Inc.	4,520	495,483
Joy Global, Inc.	2,670	263,823
Navistar International Corp. (a)	2,580	178,871
Pall Corp.	3,640	209,700
Total		1,330,927

Professional Services (0.5%)
IHS, Inc., Class A (a)	1,840	163,300

Road & Rail (1.4%)
Hertz Global Holdings, Inc. (a)	10,420	162,864

2

Issuer	Shares	Value
Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail (cont.)
Kansas City Southern (a)	5,180	$282,051
Total		444,915

Trading Companies & Distributors (0.6%)
Fastenal Co.	3,000	194,490
TOTAL INDUSTRIALS		4,017,379

INFORMATION TECHNOLOGY (22.5%)
Communications Equipment (3.2%)
Acme Packet, Inc. (a)	4,280	303,709
Aruba Networks, Inc. (a)	5,360	181,382
JDS Uniphase Corp. (a)	16,070	334,899
Riverbed Technology, Inc. (a)	5,480	206,322
Total		1,026,312

Computers & Peripherals (1.7%)
NetApp, Inc. (a)	7,170	345,450
Western Digital Corp. (a)	5,130	191,298
Total		536,748

Internet Software & Services (1.2%)
LogMeIn, Inc. (a)	4,550	191,828
WebMD Health Corp. (a)	3,670	196,052
Total		387,880

IT Services (4.1%)
Alliance Data Systems Corp. (a)	4,830	414,849
Cognizant Technology Solutions Corp., Class A (a)	2,810	228,734
Teradata Corp. (a)	4,520	229,164
VeriFone Systems, Inc. (a)	4,050	222,547
Western Union Co. (The)	10,530	218,708
Total		1,314,002

Semiconductors & Semiconductor Equipment (2.4%)
Altera Corp.	7,500	330,150
ARM Holdings PLC, ADR (b)	10,750	302,828
NVIDIA Corp. (a)	8,370	154,510
Total		787,488

Software (9.9%)
Autodesk, Inc. (a)	6,570	289,803
Citrix Systems, Inc. (a)	4,560	334,978
Concur Technologies, Inc. (a)	4,750	263,388
Electronic Arts, Inc. (a)	20,910	408,372
Fortinet, Inc. (a)	3,710	163,240
Intuit, Inc. (a)	4,990	264,969
Red Hat, Inc. (a)	8,820	400,340
Rovi Corp. (a)	5,625	301,781
Salesforce.com, Inc. (a)	2,240	299,219
Solera Holdings, Inc.	3,100	158,410
TIBCO Software, Inc. (a)	10,170	277,132
Total		3,161,632
TOTAL INFORMATION TECHNOLOGY		7,214,062

MATERIALS (8.7%)
Chemicals (3.8%)
Cabot Corp.	5,170	239,319
Celanese Corp., Series A	5,540	245,810
CF Industries Holdings, Inc.	3,890	532,113
Solutia, Inc. (a)	7,610	193,294
Total		1,210,536

Containers & Packaging (1.0%)
Crown Holdings, Inc. (a)	8,270	319,057

Metals & Mining (3.9%)
Agnico-Eagle Mines Ltd. (b)	4,650	308,527
Cliffs Natural Resources, Inc.	3,940	387,223
HudBay Minerals, Inc. (b)	11,190	182,249
Steel Dynamics, Inc.	9,780	183,571
Walter Energy, Inc.	1,500	203,145
Total		1,264,715
TOTAL MATERIALS		2,794,308

TELECOMMUNICATION SERVICES (0.6%)
Wireless Telecommunication Services (0.6%)
MetroPCS Communications, Inc. (a)	12,660	205,598
TOTAL TELECOMMUNICATION SERVICES		205,598

UTILITIES (0.6%)
Electric Utilities (0.6%)
ITC Holdings Corp.	2,760	192,924
TOTAL UTILITIES		192,924
Total Common Stocks (Cost: $21,930,627)		31,428,231

3

	Shares	Value
Money Market Fund (0.4%)
Columbia Short-Term Cash Fund, 0.229% (c)(d)	122,433	$122,433
Total Money Market Fund (Cost: $122,433)		122,433
Total Investments (Cost: $22,053,060) (e)		31,550,664
Other Assets & Liabilities, Net		434,785
Net Assets		$31,985,449

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard and Poor’s, a division of the McGraw-Hill Companies, Inc..

4

Notes to Portfolio of Investments

* Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.  The determination of fair value often requires significant judgment.  To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

5

Portfolio of Investments

Columbia Variable Portfolio - Mid Cap Growth Fund

March 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2010.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to,

6

financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$6,453,617	$—	$—	$6,453,617
Consumer Staples	1,522,240	—	—	1,522,240
Energy	2,441,675	—	—	2,441,675
Financials	2,160,659	—	—	2,160,659
Health Care	4,425,769	—	—	4,425,769
Industrials	4,017,379	—	—	4,017,379
Information Technology	7,214,062	—	—	7,214,062
Materials	2,794,308	—	—	2,794,308
Telecommunication Services	205,598	—	—	205,598
Utilities	192,924	—	—	192,924
Total Equity Securities	31,428,231	—	—	31,428,231

Other
Affiliated Money Market Fund(c)	122,433	—	—	122,433
Total Other	122,433	—	—	122,433
Total	$31,550,664	$—	$—	$31,550,664

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

(a)	Non-income producing.

(b)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 8.07% of net assets.

(c)	Investments in affiliates during the period ended March 31, 2011:

	Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
	Columbia Short-Term Cash Fund	$—	$223,916	$(101,483)	$—	$122,433	$3	$122,433

(d)	The rate shown is the seven-day current annualized yield at March 31, 2011.

(e)

At March 31, 2011, the cost of securities for federal income tax purposes was approximately $22,053,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized Appreciation			$9,512,000
	Unrealized Depreciation			(14,000)
	Net Unrealized Appreciation			$9,498,000

Abbreviation Legend
ADR	American Depositary Receipt

7

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	May 20, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	May 20, 2011